TrueShares ETFs

The Opal International Dividend Income ETF (CBOE: IDVZ)

TrueShares Quarterly Bear Hedge ETF (CBOE: QBER)

TrueShares Quarterly Bull Hedge ETF (CBOE: QBUL)

TrueShares Seasonality Laddered Buffered ETF (CBOE: ONEZ)

Schedules of Investments

January 31, 2025

The Opal International Dividend Income ETF

SCHEDULE OF INVESTMENTS

January 31, 2025 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 97.93%
Banking - 13.20%
Banco do Brasil SA - ADR	85,868	$419,036
Banco Santander SA - ADR	75,998	386,830
Bank Rakyat Indonesia Persero Tbk PT - ADR	79,383	1,031,185
Barclays PLC - ADR	25,662	376,718
BNP Paribas SA - ADR	11,280	384,535
HSBC Holdings PLC - ADR	28,291	1,483,297
Intesa Sanpaolo SpA - ADR	14,240	371,379
Royal Bank of Canada	2,960	360,913
		4,813,893
Consumer Discretionary Products - 2.06%
Cie Generale des Etablissements Michelin SCA - ADR	20,726	359,182
LVMH Moet Hennessy Louis Vuitton SE - ADR	2,678	390,077
		749,259
Consumer Staple Products - 17.59%
British American Tobacco PLC - ADR	51,888	2,056,840
Diageo PLC - ADR	2,819	338,195
Imperial Brands PLC - ADR	42,441	1,430,262
Kimberly-Clark de Mexico SAB de CV - ADR	94,328	729,156
Nestle SA - ADR	4,229	359,380
Philip Morris International, Inc.	5,892	767,138
Reckitt Benckiser Group PLC - ADR	28,481	377,658
Unilever PLC - ADR	6,062	347,838
		6,406,467
Financial Services - 4.44%
UBS Group AG	45,665	1,617,454

Health Care - 5.04%
Fresenius Medical Care AG - ADR	15,227	378,695
GSK PLC - ADR	10,152	358,061
Novartis AG - ADR	3,525	369,138
Roche Holding AG - ADR	9,870	387,398
Sonic Healthcare Ltd. - ADR	20,022	347,982
		1,841,274
Industrial Services - 0.86%
International Container Terminal Services, Inc.	52,284	313,491

Description	Shares	Value
COMMON STOCKS - 97.93% (continued)
Insurance - 8.61%
BB Seguridade Participacoes SA - Sponsored ADR	232,368	$1,473,213
Tokio Marine Holdings, Inc. - ADR	19,176	633,959
Zurich Insurance Group AG - ADR	33,981	1,030,304
		3,137,476
Materials - 3.44%
Air Liquide SA - ADR	10,715	374,061
Rio Tinto PLC - ADR	14,523	877,335
		1,251,396
Media - 3.26%
Universal Music Group NV - ADR	85,306	1,186,606

Oil & Gas - 7.51%
Petroleo Brasileiro SA - ADR	128,752	1,829,566
TotalEnergies SE - ADR	15,651	908,228
		2,737,794
Retail & Wholesale - Discretionary - 1.11%
Alibaba Group Holding Ltd. - ADR	4,088	404,058

Retail & Wholesale - Staples - 8.62%
Carrefour SA - ADR	433,011	1,208,101
Wal-Mart de Mexico SAB de CV - ADR	74,448	1,934,159
		3,142,260
Software & Tech Services - 1.07%
SAP SE - Sponsored ADR	1,410	389,245

Tech Hardware & Semiconductors - 10.16%
ASML Holding NV	1,854	1,370,681
Hon Hai Precision Industry Co. Ltd.	30,173	319,834
Lenovo Group Ltd. - ADR	27,494	663,155
Taiwan Semiconductor Manufacturing Co Ltd. - ADR	6,450	1,350,114
		3,703,784
Telecommunications - 7.70%
Koninklijke KPN NV - ADR	471,221	1,686,971
Orange SA - Sponsored ADR	104,340	1,117,481
		2,804,452

See Notes to Schedules of Investments

The Opal International Dividend Income ETF

SCHEDULE OF INVESTMENTS

January 31, 2025 (Continued) (Unaudited)

Description	Shares	Value
COMMON STOCKS - 97.93% (continued)
Utilities - 3.26%
Enel SpA - ADR	48,222	$339,483
Iberdrola SA - ADR	6,204	351,171
Manila Electric Co.	64,691	496,489
		1,187,143
TOTAL COMMON STOCKS
(Cost $34,655,599)		35,686,052

TOTAL INVESTMENTS - 97.93%
(Cost $34,655,599)		$35,686,052

Other Assets in Excess of Liabilities - 2.07%		754,060

NET ASSETS - 100.00%		$36,440,112

Percentages are stated as a percent of net assets.

Investment abbreviations:

ADR - American Depository Receipt

AG - Aktiengesellschaft (German: Stock Corporation)

NV - Naamloze Vennootschap (Dutch: Public Limited Company)

PLC - Public Limited Company

SA - Sociedad Anónima (Portuguese/Spanish: Public Limited Company)

SA - Société Anonyme (French: Public Limited Company)

SAB de CV - Sociedad Anónima Bursátil de Capital Variable (Spanish: Publicly Traded Company)

SCA - Société en Commandite (French: Limited Partnership)

SE - Société Européenne (French: European Society/Company)

SpA - Società per azioni (Italian: Joint Stock Company)

Tbk PT - Perseroan Terbuka (Indonesian: Publicly Trqaded Company)

See Notes to Schedules of Investments

TrueShares Quarterly Bear Hedge ETF

SCHEDULE OF INVESTMENTS

January 31, 2025 (Unaudited)

Underlying Security/Expiration Date/
Exercise Price/Notional Amount	Contracts	Value
PURCHASED OPTIONS - 0.32%
Put Options Purchased - 0.32%
SPDR S&P 500 ETF Trust 3/21/2025, $561.59, $74,264,588	1,234	$362,722

TOTAL PURCHASED OPTIONS
(Cost $997,608)		362,722

	Principal
Description/Maturity Date/Rate	Amount	Value
U.S. TREASURY OBLIGATIONS - 99.67%
Treasury Bills 3/20/2025, 4.270%	$111,858,000	111,267,949

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $111,242,867)		111,267,949

TOTAL INVESTMENTS - 99.99%
(Cost $112,240,475)		$111,630,671

Other Assets in Excess of Liabilities - 0.01%		10,032

NET ASSETS - 100.00%		$111,640,703

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments

TrueShares Quarterly Bull Hedge ETF

SCHEDULE OF INVESTMENTS

January 31, 2025 (Unaudited)

Underlying Security/Expiration Date/
Exercise Price/Notional Amount	Contracts	Value
PURCHASED OPTIONS - 0.59%
Call Options Purchased - 0.59%
SPDR S&P 500 ETF Trust 3/21/2025, $620.71, $44,414,316	738	$301,289

TOTAL PURCHASED OPTIONS
(Cost $445,678)		301,289

	Principal
Description/Maturity Date/Rate	Amount	Value
U.S. TREASURY OBLIGATIONS - 99.36%
Treasury Bills 3/20/2025, 4.270%	$50,857,000	50,588,729

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $50,577,320)		50,588,729

TOTAL INVESTMENTS - 99.95%
(Cost $51,022,998)		$50,890,018

Other Assets in Excess of Liabilities - 0.05%		26,002

NET ASSETS - 100.00%		$50,916,020

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments

TrueShares Seasonality Laddered Buffered ETF

SCHEDULE OF INVESTMENTS

January 31, 2025 (Unaudited)

Description	Shares	Value
EXCHANGE-TRADED FUNDS - 99.57%
TrueShares Quarterly Bear Hedge	812	$20,024
TrueShares Quarterly Bull Hedge	1,804	44,857
TrueShares Structured Outcome April	1,560	54,449
TrueShares Structured Outcome August	1,004	39,639
TrueShares Structured Outcome December	526	19,811
TrueShares Structured Outcome February	1,408	49,486
TrueShares Structured Outcome January	566	19,784
TrueShares Structured Outcome July	1,046	44,457
TrueShares Structured Outcome June	1,474	44,618
TrueShares Structured Outcome March	1,080	34,627
TrueShares Structured Outcome May	1,128	34,630
TrueShares Structured Outcome November	724	29,702
TrueShares Structured Outcome October	618	24,720
TrueShares Structured Outcome September	890	34,679

TOTAL EXCHANGE-TRADED FUNDS
(Cost $498,991)		495,483

TOTAL INVESTMENTS - 99.57%
(Cost $498,991)		$495,483

Other Assets in Excess of Liabilities - 0.43%		2,137

NET ASSETS - 100.00%		$497,620

See Notes to Schedules of Investments

TrueShares ETFs

NOTES TO SCHEDULES OF INVESTMENTS

January 31, 2025 (Unaudited)

NOTE 1 - ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These Schedules of Investments relate to four series of the Trust, The Opal International Dividend Income ETF (“IDVZ”), TrueShares Quarterly Bear Hedge ETF (“QBER”), TrueShares Quarterly Bull Hedge ETF (“QBUL”) and TrueShares Seasonality Laddered Buffered ETF (“ONEZ”) (each a “Fund” and collectively the “Funds”). IDVZ’s investment objective is to provide capital appreciation with lower volatility and a higher dividend yield compared to the MSCI ACWI ex USA High Dividend Yield Total Return Index. QBER’s investment objective is substantial protection of principal with total return. QBUL’s investment objective is total return with substantial protection of principal. ONEZ’s investment objective is capital appreciation with the potential for lower volatility relative to the broader U.S. large cap equity market. ONEZ uses a fund-of-funds approach. Financial statements and other information about each underlying fund is available at www.true-shares.com. IDVZ, QBER, QBUL, and ONEZ commenced operations on December 27, 2024, June 28, 2024, June 28, 2024 and January 27, 2025, respectively.

The Funds currently offer an unlimited number of one class of shares, without par value, which are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”). The Funds issue and redeem shares only in creation units (“Creation Units”) which are offered on a continuous basis through Paralel Distributors LLC (the “Distributor”), without a sales load (but subject to transaction fees, if applicable), at the net asset value per share next determined after receipt of an order in proper form pursuant to the terms of the Authorized Participant Agreement, calculated as of the scheduled close of regular trading on the Exchange on any day on which the Exchange is open for business. The Funds do not issue fractional Creation Units. The offerings of the Funds’ shares are registered under the Securities Act of 1933, as amended.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their Schedules of Investments. The accompanying Schedules of Investments were prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the Schedules of Investments. Actual results could differ from those estimates. The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946 “Financial Services – Investment Companies, including Accounting Standard Update 2013-08.”

Portfolio Valuation – The net asset value per share (“NAV”) of the Funds is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV is determined by dividing the value of each Fund’s total assets less its liabilities by the number of shares outstanding.

Equity securities, including exchange traded funds, are valued at the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Exchange traded funds listed on the NASDAQ Stock Market, Inc. are valued at the NASDAQ official closing price.

U.S. government bonds and notes are valued at the mean of the most recent bid and asked prices on the business day. Options are valued at the mean of the highest bid and lowest ask prices on the principal exchange on which the option trades. If no quotations are available, fair value procedures will be used. Debt obligations with maturities of 60 days or less are valued at amortized cost. Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries market maker prices are used since they are the most representative of the daily trading activity. Market maker prices are usually the mean between the bid and ask prices. Certain markets are not closed at the time that the Funds price their portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. Securities not traded on a particular day are valued at the mean between the last reported bid and the asked quotes, or the last sale price when appropriate; otherwise fair value will be determined.

Securities for which market quotations are not readily available, including circumstances under which TrueMark Investments, LLC (the “Adviser”) determines that prices received are unreliable, are valued at fair value according to procedures established and adopted by the Funds’ Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Funds’ valuation designee with respect to the fair valuation of the Funds’ portfolio securities, subject to oversight by and periodic reporting to the Board.

The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date

TrueShares ETFs

NOTES TO SCHEDULES OF INVESTMENTS

January 31, 2025 (Continued) (Unaudited)

The following is a summary of the Funds’ investments in the fair value hierarchy as of January 31, 2025:

The Opal International Dividend Income ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$35,686,052	$–	$–	$35,686,052
Total	$35,686,052	$–	$–	$35,686,052

TrueShares Quarterly Bear Hedge ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Options	$–	$362,722	$–	$362,722
U.S. Treasury Obligations	–	111,267,949	–	111,267,949
Total	$–	$111,630,671	$–	$111,630,671

TrueShares Quarterly Bull Hedge ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Options	$–	$301,289	$–	$301,289
U.S. Treasury Obligations	–	50,588,729	–	50,588,729
Total	$–	$50,890,018	$–	$50,890,018

TrueShares Seasonality Laddered Buffered ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange-Traded Funds	$495,483	$–	$–	$495,483
Total	$495,483	$–	$–	$495,483

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

Cash and Cash Equivalents – Cash and cash equivalents may include demand deposits and highly liquid investments, typically with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value.

Securities Transactions – Securities transactions are recorded as of the trade date.

Foreign Securities – The Opal International Dividend Income ETF may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a foreign currency spot contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of each Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Although the net assets and the values are presented at the foreign exchange rates at market close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in prices of securities held.

A foreign currency spot contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency spot contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to a Fund include the potential inability of the counterparty to meet the terms of the contract.

Option Writing/Purchasing – Each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that a Fund pays a premium whether or not the option is exercised. Additionally, a Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Each Fund is obligated to pay interest to the broker for any debit balance of the margin account relating to options. Each Fund pledges cash or liquid assets as collateral to satisfy the current obligations with respect to written options.

When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is recorded as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.